Cash, Restricted Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2026
Cash, Restricted Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

Cash and cash equivalents include the following amounts:

	March 31, 2026	March 31, 2025
Unrestricted cash held with chartered banks	7,444,763	6,135,166
Restricted cash	47,191	35,964
Total	7,491,954	6,171,130